Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 740,910,500.00
Previously Paid Amount	0.00
Total Fee Amount	102,319.74
Total Offset Amount	0.00
Net Fee	$ 102,319.74